Equity Method Investments	12 Months Ended
Dec. 31, 2018
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Equity Method Investments

Note 9: Equity Method Investments

Equity method investments are primarily comprised of the Company’s 45% investment in Refinitiv, which is a provider of financial markets data, infrastructure, technology and expertise. The Company retained a 45% stake in Refinitiv when it sold a 55% interest in its former Financial & Risk business (now known as Refinitiv) to private equity funds managed by Blackstone on October 1, 2018. As the Company has significant influence in the financial and operating policy decisions of Refinitiv, the investment is accounted for under the equity method. Refinitiv Holdings Ltd. is an exempted company incorporated with limited liability under the laws of the Cayman Islands with corporate offices in New York, New York and London. In accordance with its debt covenants, Refinitiv is limited in its ability to pay dividends to its investors, subject to certain exceptions.

The terms of the Company’s investment in Refinitiv include warrants that provide for a potential exchange of value between Blackstone (and its co-investors) and the Company at the time of an IPO or change in control of Refinitiv, depending on the value of Refinitiv at that date. The Company’s equity ownership in Refinitiv could fluctuate between 42.9% and 47.6% depending on which party exercises its warrant and assuming no change to the ownership interests of the parties following the formation of Refinitiv. These warrants are a derivative instrument, recorded within “Other financial assets – non-current” in the consolidated statement of financial position, and must be accounted for at fair value each reporting period. Future changes in value will be recorded within “Other operating gains (losses)”, net, in the consolidated income statement.

The Company’s share of post-tax (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,
	2018	2017
Refinitiv	(219)	-
Other equity method investments	7	(4)
Total share of post-tax losses in equity method investments	(212)	(4)

The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	December 31,
	2018	2017
Refinitiv	2,052	-
Other equity method investments	155	167
Total equity method investments	2,207	167

Set forth below is summarized financial information for Refinitiv, and a reconciliation to the Company’s carrying value of its investment.

Three months ended December 31,
2018
Revenues	1,550

Net loss attributable to Refinitiv(1)	(487)
Other comprehensive loss	(172)
Total comprehensive loss	(659)

(1) Excludes $10 million of net earnings attributable to non-controlling interests.

December 31,
2018
Assets
Current assets	2,284
Non-current assets	20,978
Total assets	23,262
Liabilities
Current liabilities	1,842
Non-current liabilities	13,966
Total liabilities	15,808
Net assets	7,454
Non-controlling interests	(1,924)
Preference shares and other excluded additional paid in capital	(971)
Net assets attributable to Refinitiv	4,559

Net assets attributable to Refinitiv - October 1, 2018	5,218
Net loss attributable to Refinitiv(1)	(487)
Other comprehensive loss attributable to Refinitiv	(172)
Net assets attributable to Refinitiv - December 31, 2018	4,559
Thomson Reuters % share	45%
Thomson Reuters carrying amount	2,052

(1) Excludes $10 million of net earnings attributable to non-controlling interests.

Refer to note 31 for related party transactions with Refinitiv.